BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2024
Beijing Qihui
BUSINESS ACQUISITION
Schedule of fair value of the assets acquired and the liabilities assumed

Amount
RMB
(In thousands)
Purchase consideration	10,000

Identifiable intangible assets acquired
—Non-compete agreements	8,400
—Trademarks	1,000
—Database	1,000
Goodwill	5,690
Deferred tax liabilities	(2,080)
Net liabilities assumed	(4,010)
Total	10,000

W.D Technology
BUSINESS ACQUISITION
Schedule of fair value of the assets acquired and the liabilities assumed

Amount
RMB
(In thousands)
Purchase consideration	374,306

Net assets acquired	208,412
Identifiable intangible assets acquired
—Customer relationships	94,000
—Trademarks	91,000
—Technology	80,000
—Non-compete agreements	13,000
Goodwill	839
Non-controlling interests	(112,945)
Total	374,306